Notes Receivable Disclosure	12 Months Ended
Dec. 31, 2013
Notes
Notes Receivable Disclosure

NOTE 5 - NOTES RECEIVABLE

Notes receivable consisted of the following:

	December 31,	December 31,
	2013	2012

Notes receivable, 2.59% interest, and due on demand	$--	$288,040
Interest receivable	--	7,282
Total principal and interest receivable	--	295,322

Less:
Notes payable	--	221,287
Interest payable	--	9,449
Total principal and interest payable	--	230,736
	$--	$64,586

Notes receivable and notes payable balances were settled in November of 2013 commensurate with the settlement of litigation related to the Spindle Mobile Agreement (see Legal Proceedings footnote).